PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Short-Term Investments 100.8%
Affiliated Mutual Fund 13.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $6,456,635)(bb)(wb)	6,456,635	$6,456,635

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 87.1%
U.S. Treasury Bills	5.195%	05/23/24(bb)(k)	5,500	5,482,253

U.S. Treasury Bills	5.316	07/11/24	22,500	22,266,703

U.S. Treasury Bills	5.323	05/23/24	13,500	13,456,440

Total U.S. Treasury Obligations (cost $41,206,555)				41,205,396

TOTAL INVESTMENTS 100.8% (cost $47,663,190)				47,662,031
Liabilities in excess of other assets(z) (0.8)%				(367,555)

Net Assets 100.0%				$47,294,476

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at April 30, 2024(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
44	Brent Crude	Jul. 2024	$3,798,520	$213,299
21	Coffee ’C’	Jul. 2024	1,706,119	70,525

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Commodity Futures contracts outstanding at April 30, 2024(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
17	Copper	Jul. 2024	$1,939,913	$129,308
66	Corn	Jul. 2024	1,474,275	6,717
10	Cotton No. 2	Jul. 2024	392,150	(54,582)
11	Gasoline RBOB	Jul. 2024	1,226,194	(15,694)
30	Gold 100 OZ	Jun. 2024	6,908,700	402,426
26	Hard Red Winter Wheat	Jul. 2024	825,825	80,947
14	Lean Hogs	Jun. 2024	573,860	6,470
30	Live Cattle	Jun. 2024	2,099,700	(85,770)
8	LME Lead	May 2024	437,882	14,457
8	LME Lead	Jul. 2024	443,652	19,883
16	LME Nickel	May 2024	1,833,792	257,572
17	LME Nickel	Jul. 2024	1,961,562	171,641
40	LME PRI Aluminum	May 2024	2,565,690	337,217
35	LME PRI Aluminum	Jul. 2024	2,265,681	111,147
22	LME Zinc	May 2024	1,608,651	285,423
22	LME Zinc	Jul. 2024	1,610,098	118,658
16	Low Sulphur Gas Oil	Jul. 2024	1,244,800	(80,846)
158	Natural Gas	Jul. 2024	3,664,020	(35,598)
18	NY Harbor ULSD	Jul. 2024	1,919,182	(96,913)
12	Silver	Jul. 2024	1,599,240	(42,421)
34	Soft Red Winter Wheat	Jul. 2024	1,025,525	50,938
41	Soybean	Jul. 2024	2,384,150	(66,078)
43	Soybean Meal	Jul. 2024	1,513,170	78,523
74	Soybean Oil	Jul. 2024	1,909,644	(283,519)
60	Sugar No. 11	Jul. 2024	1,304,352	(170,553)
53	WTI Crude	Jul. 2024	4,307,840	(132,270)
				1,290,907
Short Positions:
8	LME Lead	May 2024	437,882	(17,901)
16	LME Nickel	May 2024	1,833,792	(171,349)
40	LME PRI Aluminum	May 2024	2,565,690	(161,081)
8	LME PRI Aluminum	Jul. 2024	517,870	(25,373)
22	LME Zinc	May 2024	1,608,651	(219,369)
1	LME Zinc	Jul. 2024	73,186	(3,522)
				(598,595)
				$692,312

(1)	Represents positions held in the Cayman Subsidiary.

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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